Selected Quarterly Financial Data (Unaudited) (Detail) (USD $)	0 Months Ended	3 Months Ended																	9 Months Ended		12 Months Ended
	Apr. 30, 2014	Sep. 30, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance sheet data:
Cash & cash equivalents		$ 8,819,872	$ 69,178		$ 302,908		$ 4,483		$ 17,964		$ 185,256		$ 72,483		$ 361,062		$ 82,486		$ 8,819,872	$ 302,908	$ 69,178	$ 185,256	$ 435,292
Total assets		9,875,039	1,329,719		1,083,089		991,576		1,095,023		1,469,679		1,265,874		1,870,220		1,544,311		9,875,039	1,083,089	1,329,719	1,469,679
Total non-current liabilities			462,001		167,291		508,527		1,252,921		1,255,771		1,816,319		1,918,018		2,034,960			167,291	462,001	1,255,771
Total shareholders’ equity/(deficit)		3,344,897	(12,456,014)		(10,272,840)		(8,215,261)		(29,300,361)		(27,384,895)		(24,477,238)		(21,646,012)		(18,973,870)		3,344,897	(10,272,840)	(12,456,014)	(27,384,895)	(15,377,503)
Statement of operations and comprehensive loss data:
Revenues	9,000,000	10,274	18,800		31,922		48,369		35,154		20,947		23,949		54,020		10,373		57,794	115,445	134,245	109,289
Gross profit/(loss)		(527,907)	(551,532)		(587,158)		(544,868)		(512,097)		(424,223)		(267,449)		(255,677)		(145,056)		(1,498,067)	(1,644,123)	(2,195,655)	(1,092,405)
Research and development expenses		1,310,905	710,845		975,104		690,582		710,206		1,257,708		1,506,935		1,544,206		2,253,303		3,427,513	2,375,892	3,086,737	6,562,152
General and administrative expenses		1,060,812	776,944		806,872		478,163		451,157		450,479		447,586		542,116		623,018		3,970,579	1,736,192	2,513,136	2,063,199
Sales and marketing expenses		812,005	19,225		5,342		27,932		96,404		181,773		201,739		189,360		212,447		1,246,507	129,678	148,903	785,319
Loss from operations		(3,711,629)	(2,058,546)		(2,374,476)		(1,741,545)		(1,769,864)		(2,314,183)		(2,423,709)		(2,531,359)		(3,233,824)		(10,142,666)	(5,885,885)	(7,944,431)	(10,503,075)
Net loss		$ (3,859,794)	$ (2,472,009)		$ (2,860,191)		$ (1,975,009)		$ (1,925,974)		$ (2,947,125)		$ (2,869,883)		$ (2,725,279)		$ (3,717,239)		$ (11,984,505)	$ (6,761,174)	$ (9,233,183)	$ (12,259,526)
Net loss per common share:
Basic		$ (0.87)	$ (13.57)	[1]	$ (15.72)	[1]	$ (10.83)	[1]	$ (10.67)	[1]	$ (18.37)	[1]	$ (17.89)	[1]	$ (16.99)	[1]	$ (23.18)	[1]	$ (3.12)	$ (37.11)	$ (50.80)	$ (76.43)
Diluted		$ (0.87)	$ (13.57)	[1]	$ (15.72)	[1]	$ (10.83)	[1]	$ (10.67)	[1]	$ (18.37)	[1]	$ (17.89)	[1]	$ (16.99)	[1]	$ (23.18)	[1]	$ (3.12)	$ (37.11)	$ (50.80)	$ (76.43)
Weighted-average shares outstanding used in computing net loss per share attributable to common shareholders:
Basic		4,449,603	182,203		181,954		182,304		180,540		160,393		160,393		160,393		160,393		3,845,540	182,199	181,762	160,393
Diluted		4,449,603	182,203		181,954		182,304		180,540		160,393		160,393		160,393		160,393		3,845,540	182,199	181,762	160,393

[1]	Basic and diluted net loss per common share are computed independently for each of the components and quarters presented. Therefore, the sum of quarterly basic and diluted per share information may not equal annual basic and diluted net loss per common share.